Risks and Uncertainties (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Risks and Uncertainties [Abstract]
Schedules of Concentration of Risk, by Risk Factor

The portfolio of alternative assets covers the following industry sectors and geographic regions for the periods shown below (dollar amounts in thousands):

	June 30, 2024		March 31, 2024
Industry Sector	Value	Percent of Total	Value	Percent of Total
Food and staples retailing	$66,516	22.3%	$41,721	14.2%
Software and services	41,935	14.1	42,908	14.6
Utilities	28,656	9.6	28,768	9.8
Diversified financials	23,386	7.9	30,297	10.3
Energy	19,796	6.6	19,930	6.8
Capital goods	15,337	5.1	23,146	7.9
Health care equipment and services	16,155	5.4	16,520	5.6
Semiconductors and Semiconductor Equipment	12,090	4.1	16,144	5.5
Other(1)	74,017	24.9	74,482	25.3
Total	$297,888	100.0%	$293,916	100.0%

(1)	Industries in this category each comprise less than 5 percent. Semiconductors and Semiconductor Equipment is shown separately as it comprised greater than 5 percent in the prior period.

	June 30, 2024		March 31, 2024
Geography	Value	Percent of Total	Value	Percent of Total
North America	$150,944	50.7%	$164,205	55.9%
South America	68,284	22.9	43,543	14.8
Asia	43,265	14.5	49,385	16.8
Europe	34,695	11.6	35,870	12.2
Africa	700	0.3	913	0.3
Total	$297,888	100.0%	$293,916	100.0%

The portfolio of alternative assets covers the following industry sectors and geographic regions for the periods shown below (dollars in thousands):

	March 31, 2024		March 31, 2023
Industry Sector	Value	Percent of Total	Value	Percent of Total
Software and services	$42,908	14.6%	$54,944	14.2%
Food and staples retailing	41,721	14.2	38,210	9.9
Diversified financials	30,297	10.3	52,544	13.6
Utilities	28,768	9.8	28,043	7.3
Capital goods	23,146	7.9	27,707	7.2
Energy	19,930	6.8	26,721	6.9
Health care equipment and services	16,520	5.6	23,626	6.1
Semiconductors and semiconductor equipment	16,144	5.5	17,935	4.6
Other(1)	74,482	25.3	116,121	30.2
Total	$293,916	100.0%	$385,851	100.0%

(1)	Industries in this category each comprise less than 5 percent.

	March 31, 2024		March 31, 2023
Geography	Value	Percent of Total	Value	Percent of Total
North America	$164,205	55.9%	$239,951	62.2%
Asia	49,385	16.8	62,016	16.1
South America	43,543	14.8	41,423	10.7
Europe	35,870	12.2	38,874	10.1
Africa	913	0.3	3,587	0.9
Total	$293,916	100.0%	$385,851	100.0%